Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Dates
30-Nov-2023
Actual/360 Days
30
30/360 Days
30
15-Dec-2023
15-Dec-2023
Collection Period No.
2
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Nov-2023
13-Dec-2023
14-Dec-2023
15-Dec-2023
15-Nov-2023
15-Nov-2023
Summary
Beginning
Balance
207,470,587.87
467,620,000.00
467,620,000.00
83,110,000.00
Principal
Payment
40,618,610.33
0.00
0.00
0.00
Ending
Balance
166,851,977.54
467,620,000.00
467,620,000.00
83,110,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
139.100066
0.000000
0.000000
0.000000
Initial
Balance
292,010,000.00
467,620,000.00
467,620,000.00
83,110,000.00
Note
Factor
0.571391
1.000000
1.000000
1.000000
1,225,820,587.87
1,185,201,977.54
40,618,610.33
T
otal Note Balance
1,310,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
33,599,560.39
1,259,420,148.26
70,797,280.40
1,330,217,428.66
33,599,560.39
1,218,801,537.93
68,256,653.12
1,287,058,191.05
33,622,415.40
1,343,982,415.40
76,016,708.61
1,419,999,124.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
33,622,415.40
33,599,560.39
33,599,560.39
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.920000%
5.950000%
6.010000%
Interest Payment
0.00
2,306,925.33
2,318,615.83
416,242.58
Interest per
$1000 Fac
e
Amount
0.000000
4.933333
4.958333
5.008333
Interest & Principal
Payment
40,618,610.33
2,306,925.33
2,318,615.83
416,242.58
Interest & Principal Payment
per $1000 Fac
e
Amount
139.100066
4.933333
4.958333
5.008333
$45,660,394.07
T
otal
$5,041,783.74

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
50,848,650.60
0.00
50,848,650.60
42,028,589.09
7,782,723.68
633,721.59
151,066.43
0.00
0.00
252,549.81
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,108,514.52
0.00
0.00
5,041,783.74
0.00
0.00
40,618,610.33
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
50,848,650.60
4,079,742.01
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,108,514.52
0.00
0.00
0.00
1,108,514.52
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,041,783.74
0.00
2,306,925.33
2,318,615.83
416,242.58
0.00
0.00
0.00
0.00
0.00
5,041,783.74
0.00
2,306,925.33
2,318,615.83
416,242.58
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,041,783.74
5,041,783.74
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
40,618,610.33
0.00
0.00
0.00
40,618,610.33
Aggregate Principal Distributabl
e
Amount
40,618,610.33
40,618,610.33
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,359,956.04
0.00
3,359,956.04
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
11,521.48
241,028.33
252,549.81
3,359,956.04
0.00
11,521.48
11,521.48
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Pool Statistics
Pool Data
7.10%
54.61
13.44
Cutoff Date Pool Balance
Amount
1,419,999,124.01
Pool Balance beginning of Collection Period
1,330,217,428.66
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,287,058,191.05
27,987
28,418
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,224
24,527,607.40
17,500,981.69
0.00
1,130,648.52
Pool Factor
90.64%
7.07%
58.10
10.12

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
27,987
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.24%
0.58%
0.13%
0.05%
100.00%
1,277,220,331.16
7,441,811.43
1,700,619.62
695,428.84
1,287,058,191.05
27,819
128
29
11
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.186%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
15,512.24
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.308%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
1,023,808.09
350,231.83
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
26
66
Losses
(1)
Amount
1,130,648.52
631,694.50
148,722.19
Number of Receivables
Number of Receivables
Amount
3,456,357.27
2,283,826.99
148,722.19
Current
Cumulative
0.072%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.321%
Prior Collection Period
0.294 % Second Prior
Collection Period
NA Third Prior Collection Period
NA